13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31,2007

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 14, 2008
Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	104
Form 13F Information Table Value Total: 	$438777

List of Other Included Managers:


/
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      224     2652 SH       SOLE                     2652
99 Cents Only Stors            COM              65440k106      143    17998 SH       SOLE                    17998
Abbott Laboratories            COM              002824100    14100   251112 SH       SOLE                   251112
Adobe Systems Inc              COM              00724f101     1821    42628 SH       SOLE                    42628
Alcatel Lucent ADR             SPONSORED ADR    013904305      123    16826 SH       SOLE                    16826
Altria Group Inc               COM              02209s103      402     5318 SH       SOLE                     5318
American International Group   COM              026874107    11640   199657 SH       SOLE                   199657
AMEX Financial Select SPDR     SBI INT-FINL     81369y605      278     9635 SH       SOLE                     9635
Amgen                          COM              031162100      869    18709 SH       SOLE                    18709
Anadarko Petroleum Corp        COM              032511107    17324   263723 SH       SOLE                   263723
Anheuser Busch Co Inc          COM              035229103      353     6740 SH       SOLE                     6740
Apollo Group Inc CL A          CL A             037604105    13858   197552 SH       SOLE                   197552
Apple Computer                 COM              037833100      297     1500 SH       SOLE                     1500
Applied Material Inc           COM              038222105      184    10340 SH       SOLE                    10340
Arrowhead Research Corp        COM              042797100       76    20000 SH       SOLE                    20000
AT&T Inc                       COM              00206r102      204     4920 SH       SOLE                     4920
Automatic Data Processing      COM              053015103     8818   198025 SH       SOLE                   198025
Bank of America Corp           COM              060505104      369     8952 SH       SOLE                     8952
Barrick Gold Corp              COM              067901108      337     8026 SH       SOLE                     8026
Berkshire Hathaway Inc Cl A    CL A             084670108     1841       13 SH       SOLE                       13
Berkshire Hathaway Inc Cl B    CL B             084670207      317       67 SH       SOLE                       67
Blackrock Enhanced Dividend    COM              09251a104      148    13042 SH       SOLE                    13042
BlackRock Floating Income St   COM              09255x100     7267   454727 SH       SOLE                   454727
Boeing Company                 COM              097023105      293     3349 SH       SOLE                     3349
BP Plc Spon Adr                SPONSORED ADR    055622104      415     5665 SH       SOLE                     5665
Cadbury Schweppes ADR F        ADR              127209302    16337   330917 SH       SOLE                   330917
Calamos Strategic Total Ret    COM SH BEN INT	128125101      170    12165 SH       SOLE                    12165
Caterpillar Inc                COM              149123101      201     2764 SH       SOLE                     2764
Chevron Texaco Corp            COM              166764100     1268    13586 SH       SOLE                    13586
Cisco Systems Inc.             COM              17275r102     9875   364807 SH       SOLE                   364807
Citigroup Inc                  COM              172967101     9505   322844 SH       SOLE                   322844
Cohen & Steers Slct Util Fd    COM              19248a109      706    25672 SH       SOLE                    25672
Colgate Palmolive              COM              194162103      316     4057 SH       SOLE                     4057
Conoco Philips                 COM              20825c104      297     3359 SH       SOLE                     3359
Costco                         COM              22160k105      422     6054 SH       SOLE                     6054
Deere & Co                     COM              204199105      339     3642 SH       SOLE                     3642
Dell Inc                       COM              24702r101    15365   626889 SH       SOLE                   626889
DTE Energy Co.                 COM              233331107      351     7975 SH       SOLE                     7975
Devon Energy Corp              COM              25179m103    14416   162146 SH       SOLE                   162146
Diageo ADR                     SPON ADR NEW     25243q205    16776   195461 SH       SOLE                   195461
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      821    51936 SH       SOLE                    51936
Evergreen Multi-SectorInc Fund COM              30024y104     4842   308021 SH       SOLE                   308021
Exxon Mobil Corp               COM              30231g102     2083    22230 SH       SOLE                    22230
Fannie Mae                     COM              313586109     5406   135211 SH       SOLE                   135211
Fiduciary Claymore Dynm EQ F   COM              31647t100      397    22585 SH       SOLE                    22585
Freddie Mac                    COM              313400301    13211   387773 SH       SOLE                   387773
General Electric Company       COM              369604103    13498   364120 SH       SOLE                   364120
GoldCorp Inc                   COM              380956409      687    20234 SH       SOLE                    20234
Hewlett Packard Company        COM              428236103      408     8083 SH       SOLE                     8083
Home Depot Inc                 COM              437076102    10629   394548 SH       SOLE                   394548
Ibasis Inc                     COM              450732201      152    29533 SH       SOLE                    29533
Int'l Business Machines Corp   COM              459200101      397     3673 SH       SOLE                     3673
Intel Corp.                    COM              458140100      635    23826 SH       SOLE                    23826
International Game Technology  COM              459902102    12457   283575 SH       SOLE                   238575
Johnson & Johnson              COM              478160104      704    10560 SH       SOLE                    10560
JPMorgan Chase                 COM              46625h100      400     9166 SH       SOLE                     9166
Kinross Gold Corp              COM NO PAR       496902404      190    10328 SH       SOLE                    10328
Level 3 Communications Com     COM              52729n100     8729  2871354 SH       SOLE                  2871354
Liberty Media Holding Int A    INT COM SER A    53071m104     4393   230225 SH       SOLE                   230225
McDonalds Corporation          COM              580135101      407     6905 SH       SOLE                     6905
Microsoft Corp.                COM              594918104    15830   444660 SH       SOLE                   444660
Nalco Chemical Company         COM              62985q101     9102   376446 SH       SOLE                   376446
National Oilwell Varco Inc     COM              637071101      805    10950 SH       SOLE                    10950
Nextwave Wireless Inc          COM              65337y102     1931   358881 SH       SOLE                   358881
Novartis AG ADR                SPONSORED ADR   	66987V109    13713   252494 SH       SOLE                   252494
Nueberger Berman CA Interm Mu  COM              64123c101      350    27200 SH       SOLE                    27200
Nuveen CA Muni Value Fund      COM              67062c107     5805   639316 SH       SOLE                   639316
Nuveen CA Municipal Market Op  COM              67062U107      191    14200 SH       SOLE                    14200
Nuveen NJ Investment Qual Muni COM              670971100      242    18700 SH       SOLE                    18700
Nuveen NJ Premium Inc Muni     COM              67101n106      375    28100 SH       SOLE                    28100
Nuveen Preferred & Convert Inc COM SHS          67073d102      137    12452 SH       SOLE                    12452
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     2002   150371 SH       SOLE                   150371
Oracle Corp                    COM              68389x105     1004    44480 SH       SOLE                    44480
PCM Fund Inc                   COM              69323t101    10268  1001765 SH       SOLE                  1001765
Pepsico Inc                    COM              713448108    14282   188168 SH       SOLE                   188168
Pfizer Inc.                    COM              717081103      372    16360 SH       SOLE                    16360
Pimco CA Municipal Inc Fd III  COM              72201c109     2077   156295 SH       SOLE                   156295
Pimco Corporate Opport Fund    COM              72201b101     4741   352485 SH       SOLE                   352485
Pimco Floating Rate Strtgy F   COM              72201j104     7370   481083 SH       SOLE                   481083
PremierWest Bancorp            COM              740921101     4397   384359 SH       SOLE                   384359
Procter & Gamble Co            COM              742718109      494     6732 SH       SOLE                     6732
Qualcomm Inc                   COM              747525103    30369   771774 SH       SOLE                   771774
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      283     3364 SH       SOLE                     3364
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103     3201    21896 SH       SOLE                    21896
Samaritan Pharimaceuticals     COM              79586q108        4    13000 SH       SOLE                    13000
Sclumberger LTD.               COM              806857108      438     4438 SH       SOLE                     4438
Silver Standard Resources      COM              82823l106      201     5500 SH       SOLE                     5500
Smith International            COM              832110100     1506    20392 SH       SOLE                    20392
Southern Company               COM              842587107      310     8000 SH       SOLE                     8000
SVB Financial Group            COM              78486q101     1230    24398 SH       SOLE                    24398
Texas Instruments Inc          COM              882508104      270     8078 SH       SOLE                     8078
Thornburg Mortgage Inc         COM              885218107      214    23138 SH       SOLE                    23138
Time Warner Inc                COM              887317105      194    11747 SH       SOLE                    11747
United Technologies Corp       COM              913017109      260     3397 SH       SOLE                     3397
Verizon Communication          COM              92343v104      458    10472 SH       SOLE                    10472
Wal Mart Stores Inc            COM              931142103    11926   250917 SH       SOLE                   250917
Walt Disney Co                 COM DISNEY       254687106     9323   288822 SH       SOLE                   288822
Washington Mutual Inc          COM              939322103     4205   308935 SH       SOLE                   308935
Waste Management Inc           COM              94106l109     7507   229797 SH       SOLE                   229797
Wells Fargo & Company          COM              949746fa4      342    11343 SH       SOLE                    11343
Western Asset Emerg Mkts Debt  COM              95766a101     6180   347392 SH       SOLE                   347392
Western Asset/Claymore US Trea COM              95766r104      171    14576 SH       SOLE                    14756
Western Union                  COM              959802109    16004   659159 SH       SOLE                   659159
Yum Brands Inc                 COM              988498101      202     5302 SH       SOLE                     5302